SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and Uncertainties (Details) - John Deere Savings and Investment Plan	Oct. 31, 2025	Oct. 31, 2024
Deere & Company Common Stock Fund | Master Trust
Risks and Uncertainties
Percentage of total investments at fair value	8.00%	9.00%
Deere & Company Common Stock Fund | Plan's Interest
Risks and Uncertainties
Percentage of total investments at fair value	7.00%
Fidelity Growth Fund | Master Trust
Risks and Uncertainties
Percentage of total investments at fair value	19.00%	18.00%
Fidelity Growth Fund | Plan's Interest
Risks and Uncertainties
Percentage of total investments at fair value	20.00%
S&P 500 Stock Index Class F Fund | Master Trust
Risks and Uncertainties
Percentage of total investments at fair value	11.00%	11.00%
S&P 500 Stock Index Class F Fund | Plan's Interest
Risks and Uncertainties
Percentage of total investments at fair value	12.00%